LEASES (Tables)	6 Months Ended
Jun. 30, 2021
LEASES
Schedule of items related to operating lease in consolidated balance sheet

	December 31, 2020	June 30, 2021	June 30, 2021
	RMB	RMB	US$
			(Note 3)
Operating lease right-of-use assets	5,149,090	3,830,932	593,336
Operating lease liabilities-current portion	3,787,210	4,483,227	694,363
Operating lease liabilities-non-current portion	2,464,495	—	—

Schedule of lease cost

	Classification in Consolidated
	Statements of Operations
	and Comprehensive (Loss) Gain	December 31, 2020	June 30, 2021	June 30, 2021
		RMB	RMB	US$
				(Note 3)
Operating lease cost	Operating expenses	3,539,374	1,791,351	277,445
Cost of other leases with terms less than one year	Operating expenses	67,281	—	—
Total		3,606,655	1,791,351	277,445

Schedule of maturities of operating lease liabilities

	December 31, 2020	June 30, 2021	June 30, 2021
	RMB	RMB	US$
			(Note 3)
Due within one year	3,995,768	4,617,814	715,208
Due in the second year	2,502,839	—	—
Due in the third year	—	—	—
Total lease payments	6,498,607	4,617,814	715,208
Less: imputed interest	(246,902)	(134,587)	(20,845)
Total	6,251,705	4,483,227	694,363

Schedule of supplemental cash flow information related to operating leases

	December 31, 2020	June 30, 2021	June 30, 2021
	RMB	RMB	US$
			(Note 3)
Right of use assets obtained in exchange of lease obligations	2,842,464	244,786	37,913